Business Combination - Acquisition of Ad Network Assets of Travora Media: Fair Value of Assets Acquired and Liabilities Assumed (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Fair Value of Assets Acquired and Liabilities Assumed
Accounts receivable	$ 2,716
Prepaid expenses & deposits	5
Fixed assets	91
Intangible assets	5,422
Accounts payable	(1,856)
Other accrued expense	(596)
Net assets acquired	$ 5,782